File No. 33-15253

                                                                        811-5221
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
         Pre-Effective Amendment No.                                        |_|
                                      -----



         Post-Effective Amendment No.   23                                  |X|
                                       ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|


         Amendment No.  25                                                  |X|


- ------------------------------------------------------------------------------
                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)
- ------------------------------------------------------------------------------


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
- ------------------------------------------------------------------------------

      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)

- ------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):


|X|  immediately upon filing pursuant to paragraph (b)


|_|  on (date) pursuant to paragraph (b)


|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

|_|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year which was filed with the Commission on March 27, 1998.

                         POST-EFFECTIVE AMENDMENT NO. 23
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)



ITEM NO. IN PART A OF FORM N-1A                      LOCATION IN PROSPECTUS
- -------------------------------                      ----------------------

1.   Cover Page                                      Cover Page

2.   Synopsis                                        Not applicable

3.   Condensed Financial Information                 Financial Highlights

4.   General Description of Registrant               Investment Objectives and Policies

5.   Management of Fund                              Management Services; Portfolio Transactions,
                                                     Portfolio Turnover and Valuation

5a.  Manager's Discussion of Fund Performance        Management Services

6.   Capital Stock and Other Securities              Organization and Capitalization; Other Investment
                                                     Policies; Dividends, Distributions and Taxes

7.   Purchase of Securities Being Offered            Purchases and Redemptions

8.   Redemption or Repurchase                        Purchases and Redemptions

9.   Pending Legal Proceedings                       Not applicable


ITEM NO. IN PART B OF FORM N-1A                      LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
- -------------------------------                      -----------------------------------------------

10.  Cover Page                                      Cover Page

11.  Table of Contents                               Table of Contents

12.  General Information and History                 Appendix A

13.  Investment Objectives and Policies              Investment Policies and Restrictions

14.  Management of the Registrant                    Management and Expenses

15.  Control Persons and Principal                   Directors and Officers
     Holders of Services

16.  Investment Advisory and Other                   Management and Expenses;
     Services                                        Custodians and Independent Auditors

17.  Brokerage Allocation                            Portfolio Transactions, Valuation and Redemption

18.  Capital Stock and Other Securities              Portfolio Transactions, Valuation and Redemption

19.  Purchase, Redemption and Pricing of             Portfolio Transactions, Valuation and
     Securities Being Offered                        Redemption

20.  Tax Status                                      Dividends, Distributions and Taxes (Prospectus)

21.  Underwriters                                    Not applicable

22.  Calculation of Performance Data                 Portfolio Transactions, Valuation and Redemption

23.  Financial Statements                            Financial Statements

                 Parts A and B are Incorporated by Reference to
            Post-Effective Amendment No. 22 filed on April 28, 1998.

PART C.  OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

   (a)  Financial Statements:

   Part A: Financial Highlights from June 21, 1988 (commencement of operations) to December 31, 1997 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio; from May 3, 1993 (commencement of operations) to December 31, 1997 for the Seligman Henderson International Portfolio; from October 11, 1994 (commencement of operations) to December 31, 1997 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; from May 1, 1995 (commencement of operations) to December 31, 1997 for Seligman High-Yield Bond Portfolio; and from May 1, 1996
            (commencement  of  operations)  to December  31,  1997 for  Seligman
            Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio.

   Part B: Required Financial Statements, which are included in the Fund's 1997 Annual Report, are incorporated by reference in the Fund's Statement of Additional Information. These Financial Statements are:
            Portfolios of Investments as of December 31, 1997; Statements of Assets and Liabilities as of December 31, 1997; Statements of
            Operations for the year ended December 31, 1997; Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio; and for the year ended December 31, 1997 and the period May 1, 1996 (commencement of operations) to December 31, 1996 for the Seligman Henderson Global
            Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1997 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio; for the period May 3, 1993 (commencement of operations) to December 31, 1997 for Seligman Henderson International Portfolio; for the period October 11, 1994 (commencement of operations) to December 31, 1997 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; for the period May 1, 1995 (commencement of operations) to December 31, 1997 for Seligman
            High-Yield  Bond   Portfolio;   and  for  the  period  May  1,  1996
            (commencement  of  operations)  to December  31,  1997 for  Seligman
            Henderson  Global  Growth   Opportunities   Portfolio  and  Seligman
            Henderson  Global  Technology   Portfolio;   Report  of  Independent
            Auditors.

     (b) Exhibits: All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which are incorporated herein.


     (1)  Form  of  Articles  of  Amendment  and   Restatement  of  Articles  of
          Incorporation. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


     (2) By-laws of Registrant. (Incorporated by reference to Post-Effective Amendment No. 20 filed on April 17, 1997.)

     (3)  Not applicable.

     (4)  Not applicable.

   (5)    (a)  Form of  Management  Agreement  in respect of Seligman  Henderson
               Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective No. 17 filed on February 15, 1996.)


          (b)  Subadvisory  Agreement  in respect of Seligman  Henderson  Global
               Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


          (c) Form of Management Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 14 filed on February 14, 1995.)

          (d) Management Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (e) Management Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Emerging Companies Portfolio). (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)


          (f) Subadvisory Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


          (g)  Management   Agreement   in   respect   of   Seligman   Henderson
               International   Portfolio.    (Incorporated   by   reference   to
               Post-Effective Amendment No. 15 filed on March 31, 1995.)


          (h)  Subadvisory  Agreement  in respect of Seligman  Henderson  Global
               Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


          (i) Management Agreement in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)


          (j) Management Agreement in respect of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)



   (6)   Not applicable.



   (7) Deferred Compensation Plan for Directors of Seligman Portfolios, Inc. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


   (8)    (a)  Form of  Custodian  Agreement  in  respect of  Seligman  Capital,
               Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (b) Form of First Amendment to Custodian Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios.(Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


          (c) Form of Recordkeeping Agreement in respect of Seligman Henderson International Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (d) Form of First Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (e)  Second  Amendment to  Custodian  Agreement in respect of Seligman
               High-Yield   Bond  Portfolio.   (Incorporated   by  reference  to
               Post-Effective Amendment No. 18 filed on May 2, 1996.)

          (f) Second Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

          (g) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the Seligman Henderson Portfolios. (Incorporated by reference to Post-Effective Amendment No. 19 filed on November 1, 1996.)

(9)   Other Material Contracts.


          (a) Buy-Sell Agreement and Modification between the Registrant and The Mutual Benefit Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)

          (b) Form of Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (c) Form of Buy/Sell Agreement between Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (d) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios.(Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (e) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson International Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (f) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information, Seligman Frontier, and Seligman Henderson Global Smaller Companies Portfolios. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (g) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

          (h) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)


          (i) Form of Promotional Agent Distribution Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (j) Form of Promotional Agent Distribution Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (k) Form of Selling Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (l) Form of Selling Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


   (10)   Opinion and Consent of Counsel.*


   (11) Consent of independent auditors. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

   (12)   N/A


  (13)    (a)  Form of Purchase  Agreement for Seligman  Capital, Seligman Cash
               Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (b)  Investment   Letter   for   Seligman   Henderson    International
               Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)

          (c)  Investment   Letter  for  Seligman   High-Yield  Bond  Portfolio.
               (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (d) Investment Letter for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

      (14) The Seligman Roth/Traditional IRA Information Kit. (Incorporated by reference to Exhibit q(1) of Registration Statement No. 333-50295, Form N-2, filed on April 16, 1998.)


      (14a) The Seligman Simple IRA Plan Set-Up Kit. (Incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)

      (14b) The Seligman Simple IRA Plan Agreement. (Incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)


      (14c) Qualified Plan and Trust Basic Plan Document. (Incorporated by reference to Exhibit q(4) to Registration No. 333-50295, Form N-2, filed on April 16, 1998.)

      (14d) Flexible Standardized 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Exhibit q(4) to Registration No. 333-50295, Form N-2, filed on April 16, 1998.)

      (14e) Flexible Nonstandardized Safe Harbor 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Exhibit q(4) to Registration No. 333-50295, Form N-2, filed on April 16, 1998.)


      (14f) Simplified  Employee  Pension  Plan.  (Incorporated  by reference to
            Exhibit 14(f) to Registration No. 2-10835, Post-Effective Amendment No. 76, filed on April 29, 1998.)

      (14g) Educational IRA. (Incorporated by reference to Exhibit 14(f) to Registration No. 2-10835, Post-Effective Amendment No. 76, filed on April 29, 1998.)

      (15)  Not applicable.

      (16)  Not applicable.



      (17) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933. (Incorporated by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


      (18)  Not applicable.



      Other Exhibits: Power of Attorney for Richard R. Schmaltz.  (Incorporated
                      by reference to Post-Effective Amendment No. 22 filed on April 28, 1998.)


                  Powers   of   Attorney    (Incorporated    by   reference   to
                  Post-Effective Amendment No. 20 filed on April 17, 1997.)


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES



           As of May 29, 1998, there were eight record holders of Capital Stock of the Registrant.



ITEM 27.   INDEMNIFICATION



           Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Articles of Incorporation filed as
           Exhibit 24(b)(1) of Registrant's Post-Effective Amendment No. 22 to the Registration Statement and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 20 to the Registration Statement.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          J. & W. Seligman & Co. Incorporated, a Delaware Corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc., and Tri-Continental Corporation.

          Seligman Henderson Co. (the "Subadviser") serves as subadviser to the Registrant and Seligman Henderson Global Fund Series, Inc.


          The Manager and Subadviser each have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-15798 and 801-40670, respectively), which were filed on March 31, 1998.


ITEM 29.  Not applicable.

ITEM 30. Location of Accounts and Records - All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:


          Custodian for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio and Recordkeeping agent for all Portfolios: Investors
          Fiduciary  Trust  Company,  801  Pennsylvania,  Kansas City,  Missouri
          64105.

          Custodian for Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, and Seligman Henderson International Portfolio: Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201.


          Transfer,  Redemption and Other  Shareholder  Account Services for all
          Portfolios: Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.


ITEM 31. Management Services - None not discussed in the Prospectus or Statement of Additional Information for the Registrant.

ITEM 32.  UNDERTAKINGS -

     (1) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (2) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by
          Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 1st day of June, 1998.

                                            SELIGMAN PORTFOLIOS, INC.


                                            By:      /S/ WILLIAM C. MORRIS
                                                     ---------------------------
                                                     William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons, in the capacities indicated on June 1, 1998.


   SIGNATURE                                             TITLE


/S/ WILLIAM C. MORRIS                           Chairman of the Board (Principal
- ---------------------                          executive officer) and Director
    William C. Morris


/S/ BRIAN T. ZINO                               Director and President
- -----------------
    Brian T. Zino



/S/ THOMAS G. ROSE                              Treasurer
- ------------------
    Thomas G. Rose



John R. Galvin, Director                 )
Alice S. Ilchman, Director               )
Frank A. McPherson, Director             )
John E. Merow, Director                  )
Betsy S. Michel, Director                )  /S/ BRIAN T. ZINO
James C. Pitney, Director                )  -----------------
James Q. Riordan, Director               )  *Brian T. Zino, Attorney-In-Fact
Richard R. Schmaltz, Director            )
Robert L. Shafer, Director               )
James N. Whitson, Director               )

                            SELIGMAN PORTFOLIOS, INC.
                     Post-Effective Amendment No. 23 to the
                       Registration Statement on Form N-1A



                                  EXHIBIT INDEX



FORM N-1A ITEM NO.            DESCRIPTION


     24(b)(10)            Opinion and Consent of Counsel